Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2020	2021
	RMB	RMB
Prepaid taxes	25,600	25,136
Costs to obtain contracts with customers	199,873	12,587
Prepaid rental and other deposits	14,514	10,086
Prepaid advertising expenses	19,977	3,447
Prepaid professional service fees	3,738	2,600
Advances to employees	1,723	1,076
Prepaid Directors & Officers insurance	852	814
Interest receivables	10,231	331
Prepaid fees to third-party payment channels	8,980	—
Others	16,569	15,478
Total	302,057	71,555